Disposal group held for sale and disposal of subsidiaries	12 Months Ended
Mar. 31, 2024
Disclosure of Disposal Groups Classified as Held For Sale [Abstract]
Disposal group held for sale and disposal of subsidiaries
35.
Disposal group held for sale and disposal of subsidiaries
(i)
For the year ended March 31, 2024
a)
On January 8, 2024, the Group through its subsidiary ReNew Solar Power Private Limited (RSPPL) entered into a Share Purchase and Shareholder Agreement (SPSA) with Axis Trustee Services Limited and Indigrid Investment Managers Limited for the sale of ReNew Solar Urja Private Limited (Solar Urja), a wholly owned subsidiary of the Group having project capacity of 300 MW solar power located in Jaisalmer district of Rajasthan. The total sale consideration on account of above transactions was INR 5,283 against net assets of INR 1,945 which resulted in a gain of INR 3,338. The transaction was completed on February 23, 2024 wherein the entire control in the entity was transfered to Indigrid ('Buyer').

Assets and liabilities of the entity sold at the date of disposal

Particulars		Amount
Assets
Property, plant and equipment		12,183
Bank balances other than cash and cash equivalents		999
Right of use assets		268
Cash and cash equivalents		1,229
Trade receivables		118
Other assets		1,226
Total assets	(a)	16,023

Liabilities
Interest-bearing loans and borrowings		13,235
Lease liabilities		199
Provisions		113
Trade payables		32
Other liabilities		499
Total liabilities	(b)	14,078

Net assets sold	(c) = (a) - (b)	1,945
Sales consideration	(d)	5,283
Gain on sale	(d) - (c)	3,338

Consideration satisfied by:
Cash and cash equivalents		5,283

The results of the subsidiary sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2024	2023

Income	1,816	2,255
Expenses	(1,577)	(1,698)
Profit before tax	239	557
Income tax expense	(74)	(357)
Profit after tax	165	200

Impact on consolidated statement of cash flows

During the year ended March 31, 2024, the aforesaid subsidiary contributed INR 1,468 (March 31, 2023: INR 1,956) to the Group's net operating cash flows, INR 491 (March 31, 2023: used cashflows of INR 1,695) towards investing activities and used cashflows INR 891 (March 31, 2023: INR 271) towards financing activities.

Net cash inflow arising on disposal
Consideration received in cash and cash equivalents	5,283
Less: cash and cash equivalents disposed	(1,229)
4,054

b)
On April 24, 2023, the Group through its subsidiary ReNew Solar Power Private Limited (RSPPL) entered into a Share Purchase Agreement with JLT Energy 9 for the sale of entities stated below. Each of the below mentioned subsidiary had a capacity of 20MW and carried out business of solar power projects. The total sale consideration on account of above transactions was INR 1,801 against net assets of INR 1,480 which resulted in a gain of INR 321. Date of loss of control for following entities are as follows:

Name of subsidiary	Date of loss of control
Vivasvat Solar Energy Private Limited	August 11, 2023
Izra Solar Energy Private Limited	September 21, 2023
Abha Sunlight Private Limited	September 27, 2023
Nokor Bhoomi Private Limited	September 27, 2023
Nokor Solar Energy Private Limited	October 12, 2023

Assets and liabilities of entities sold at the date of disposal

Particulars		Amount
Assets
Property, plant and equipment		4,565
Bank balances other than cash and cash equivalents		192
Right of use assets		151
Cash and cash equivalents		114
Trade receivables		143
Other assets		63
Total assets	(a)	5,228

Liabilities
Interest-bearing loans and borrowings		3,521
Lease liabilities		133
Provisions		37
Trade payables		24
Other liabilities		33
Total liabilities	(b)	3,748

Net assets sold	(c) = (a) - (b)	1,480
Sales consideration	(d)	1,801
Gain on sale	(d) - (c)	321

Consideration satisfied by:
Cash and cash equivalents		1,801

The results of subsidiaries sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2024	2023

Income	380	722
Expenses	(1,061)	(543)
Profit before tax	(682)	179
Income tax expense	174	(30)
Profit after tax	(508)	149

Impact on consolidated statement of cash flows

During the year ended March 31, 2024, the subsidiaries sold used INR 564 (March 31, 2023: generated INR 720) to the Group's net operating cash flows, contributed INR 1,909 (March 31, 2023: used cashflows of INR 370) in respect of investing activities and used INR 1,281 (March 31, 2023: used cashflows of INR 537) in respect of financing activities.

Net cash inflow arising on disposal
Consideration received in cash and cash equivalents	1,801
Less: cash and cash equivalents disposed	(114)
1,687

(ii)
For the year ended March 31, 2022
(a)
ReNew Solar Energy Private Limited and its subsidiaries and two solar rooftop projects

On October 4, 2021, the Board of the Company passed a resolution to sell its two solar roof top projects housed in RPL and ReNew Solar Power Private Limited as well as 100% stake in ReNew Solar Energy Private Limited (ReNew Solar) along with all wholly owned subsidiaries under ReNew Solar as listed below (hereinafter referred to as "Solar Energy and its subsidiaries"), which are carrying out business of operating solar roof top projects in India with commissioned capacity of 117 MW solar rooftop project. ReNew Solar along with its subsidiaries falls under solar power reportable segment. Following wholly owned subsidiaries under ReNew Solar were proposed to be sold:

(i) Renew Distributed Solar Services Private Limited	(xi) Renew Sun Ability Private Limited
(ii) Renew Distributed Solar Energy Private Limited	(xii) ReNew Mega Light Private Limited
(iii) Renew Distributed Solar Power Private Limited	(xiii) Renew Sun Flash Private Limited
(iv) Renew Surya Prakash Private Limited	(xiv) Renew Mega Urja Private Limited
(v) Renew Saur Vidyut Private Limited	(xv) Renew Mega Spark Private Limited
(vi) ReNew Energy Services Private Limited	(xvi) Renew Green Energy Private Limited
(vii) ReNew Solar Sun Flame Private Limited	(xvii) Renew Green Power Private Limited
(viii) Renew Solar Daylight Energy Private Limited	(xviii) Renew Green Solutions Private Limited
(ix) Zorya Distributed Power Services Private Limited	(xix) Renew Mega Green Private Limited
(x) Renew Clean Tech Private Limited	(xx) Renew Surya Mitra Private Limited

On October 4, 2021, the loss of control over two solar rooftop projects and Solar Energy and its subsidiaries within the next twelve months became highly probable and met the criteria to be classified as a disposal group held for sale and accordingly, assets and liabilities related to the ReNew Solar along with its subsidiaries were classified as held for sale. The Company had entered into a share purchase agreement with Fourth Partner Energy for sale of Solar Energy and its subsidiaries and two rooftop projects. As part of the share purchase agreement, the Company has also executed deed of assignment for two solar rooftop projects housed in RPL and ReNew Solar Power Private Limited wherein the Company has irrevocably conveyed all the rights, title and interest in the amounts due to Fourth Partner Energy till the time it executes a separate novation agreement.

The total sale consideration on account of above transactions was INR 6,047 against net assets of INR 5,820 which resulted in a gain of INR 227. The transaction for sale of Solar Energy and its subsidiaries was completed on January 18, 2022. As at March 31, 2023, the transaction for sale of two solar rooftop projects is not completed which have assets of INR 64 (March 31, 2022: INR 93).

During the year ended March 31, 2024, the aformentioned novation agreement in relation to both the roof top projects could not get executed and the Group decided against its plan to sell both rooftop projects to Fourth Partner. Accordingly, the Group ceased to classify both of these projects as held for sale. The depreciation charged on these two projects for the year ended March 31, 2024 amounted to INR 18.

Refer Note (c) below for assets held for sale and the details of assets and liabilities derecognised on account of the aforementioned sale of subsidiaries.

(b)
Shekhawati Solar Park Private Limited

The Group had entered into a share purchase agreement dated March 29, 2022 with Shekhawati Solar Power Private Limited to sell 100% of its stake in Shekhawati Solar Park Private Limited. The total sale consideration of this sale was INR 3 against net assets of INR 16 which resulted in a loss of INR 13.

Refer Note (c) below for the details of assets and liabilities which have been derecognised.

(c)
(i) Details of assets and liabilities at the date of disposal

Particulars		Solar Energy and its subsidiaries	Shekhawati Solar Park Private Limited
		(INR)	(INR)
Date of loss of control		January 18, 2022	March 29, 2022

Assets
Property, plant and equipment		5,335	1
Intangible assets		7	—
Trade receivables		310	—
Bank balances other than cash and cash equivalents		640	3
Cash and cash equivalents		664	11
Deferred tax assets (net)		30	—
Other non-current assets		1	5
Other current financial assets		244	0
Other current assets		262	—
Non-current tax assets (net)		80	—
Other assets		6	0
Total assets	(a)	7,579	20

Particulars		Solar Energy and its subsidiaries	Shekhawati Solar Park Private Limited
		(INR)	(INR)
Liabilities
Interest-bearing loans and borrowings		1,238	—
Deferred government grant - non-current		476	—
Deferred government grant - current		25	—
Others current financial liabilities		55	—
Deferred tax liabilities (net)		37	—
Trade payables		66	4
Other non-current liabilities		13	—
Current tax liabilities (net)		15	—
Total liabilities	(b)	1,925	4

Non controlling interest	(c)	15	—

Net assets sold	(d) = (a) - (b) - (c)	5,639	16

(ii) Disposal group held for sale		Two solar rooftop projects	Shekhawati Solar Park Private Limited
Assets
Property, plant and equipment (excluding impairment loss of INR 88)	(e)	181	—
Total assets	(f) = (d) + (e)	5,820	16

Total liabilities	(g)	—	—
Net assets	(h) = (f) - (g)	5,820	16

Total consideration	(i)	6,047	3
Total gain / (loss)	(i) - (h)	227	(13)

Consideration satisfied by:
Cash and cash equivalents		5,437	3
Deferred consideration receivable		610	—
		6,047	3

The deferred consideration represents the fair value of consideration receivable and the same is contractually recoverable on the receipt of receivables by Solar Energy and its subsidiaries from its customers. There was no reclassification of amounts from OCI relating to Solar Energy and its subsidiaries and Shekhawati Solar Park Private Limited

(d)
The results of ReNew Solar Energy Private Limited and its subsidiaries and Shekhawati Solar Park Private Limited included in statement of profit or loss were as follows:

	For the year ended March 31,
	2021	2022
	(INR)	(INR)
Income	698	709
Expenses	(516)	(487)
Profit before tax	182	222
Income tax (expense) / income	8	(19)
Profit for the year	190	203

In accordance with the IFRS 5, depreciation and amortisation on the assets of Solar Energy and its subsidiaries and Shekhawati Solar Park Private Limited ceased as at October 4, 2021 and March 29, 2022, respectively.

(e)
Impact on cash flow statement

During the year ended March 31, 2022, Solar Energy and its subsidiaries and Shekhawati Solar Park Private Limited contributed INR 564 to the Group’s operating cash flows, used INR 55 in respect of investing activities and contributed INR 33 in respect of financing activities.

Net cash inflow arising on disposal:
Consideration received in cash and cash equivalents	5,440
Less: cash and cash equivalents disposed	(675)
4,765